UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2006
                                                         ----------------

          Check here if Amendment [  ]; Amendment Number:
                                                         ----------------

                        This Amendment (Check only one):

                              [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:                  Thomas W. Smith
                           -----------------------------------------------------
    Address:               323 Railroad Avenue   Greenwich  CT        06830
                           -------------------------- --------------------------
                           (Street)              (City)     (State)   (Zip)

    Form 13F File Number:  028-04481

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
    Name:      Thomas W. Smith
    Title:     Investment Manager
    Phone:     203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

         August 14, 2006
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers:           1
                                           ---

Form 13F Information Table Entry Total:      33
                                           ----

Form 13F Information Table Value Total:      $1,286,475 (thousands)
                                           -------------

List of Other Included Managers:

No.     Form 13F File No.:              Name:
---     ------------------              -----

01      028-10290                       Scott J. Vassalluzzo
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------  ------------------------------  ----------------------------------------

------  ------------------------------  ----------------------------------------

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                                       -2-

FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/   SH/ PUT/  INVSTMT   OTHER          VOTING AUTHORITY
           NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN CALL  DSCRETN  MANAGERS     SOLE   SHARED  NONE
           --------------      --------------    -----     --------   -------   --- ----  -------  --------     ----   ------  ----
AMERICA'S CAR-MART INC.             COM        03062T105       373      18350 SH            Sole               18350
AMERICA'S CAR-MART INC.             COM        03062T105      9165     451250 SH           Other      01      451250
CEDAR FAIR LP                  DEPOSITRY UNIT  150185106       614      23150 SH            Sole               23150
COMMERCE BANCORP, INC.              COM        200519106     19184     537810 SH            Sole              537810
COMMERCE BANCORP, INC.              COM        200519106    110397    3094950 SH           Other      01     3094950
COPART, INC.                        COM        217204106     17880     728019 SH            Sole              728019
COPART, INC.                        COM        217204106     90400    3680782 SH           Other      01     3680782
CORP HI YEILD FUND                  COM        219925104       130      17850 SH            Sole               17850
CREDIT ACCEPTANCE CORP.             COM        225310101     13189     485967 SH            Sole              485967
CREDIT ACCEPTANCE CORP.             COM        225310101    106977    3941658 SH           Other      01     3941658
HOUSEVALUES INC.                    COM        44183Y102       950     137040 SH            Sole              137040
HOUSEVALUES INC.                    COM        44183Y102     14420    2080800 SH           Other      01     2080800
IRON MOUNTAIN, INC.                 COM        462846106      4943     132224 SH            Sole              132224
IRON MOUNTAIN, INC.                 COM        462846106     88015    2354599 SH           Other      01     2354599
LAUREATE EDUCATION INC.             COM        518613104      7945     186380 SH            Sole              186380
LAUREATE EDUCATION INC.             COM        518613104     48619    1140483 SH           Other      01     1140483
LIFE TIME FITNESS, INC.             COM        53217R207      8312     179645 SH            Sole              179645
LIFE TIME FITNESS, INC.             COM        53217R207     34800     752100 SH           Other      01      752100
MOBILE MINI, INC.                   COM        60740F105       898      30680 SH            Sole               30680
MOBILE MINI, INC.                   COM        60740F105     38436    1313616 SH           Other      01     1313616
PRE-PAID LEGAL SERVICES, INC.       COM        740065107     11286     327130 SH            Sole              327130
PRE-PAID LEGAL SERVICES, INC.       COM        740065107     92717    2687437 SH           Other      01     2687437
SCP POOL CORPORATION                COM        784028102       711      16289 SH            Sole               16289
SEI INVESTMENTS CO                  COM        784117103     38581     789296 SH            Sole              789296
SEI INVESTMENTS CO                  COM        784117103    262511    5370516 SH           Other      01     5370516
TRACTOR SUPPLY CO.                  COM        892356106      7584     137225 SH            Sole              137225
TRACTOR SUPPLY CO.                  COM        892356106     77124    1395411 SH           Other      01     1395411
VERTRUE INCORPORATED                COM        92534N101      7692     178753 SH            Sole              178753
VERTRUE INCORPORATED                COM        92534N101     55936    1299928 SH           Other      01     1299928
W HOLDING COMPANY INC.              COM        929251106      6819    1025460 SH            Sole             1025460
W HOLDING COMPANY INC.              COM        929251106     38916    5852069 SH           Other      01     5852069
WORLD ACCEPTANCE CORP.              COM        981419104      4646     130800 SH            Sole              130800
WORLD ACCEPTANCE CORP.              COM        981419104     66307    1866741 SH           Other      01     1866741